CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE	$ 1,566,104	$ 1,436,122	$ 1,422,680
COST OF REVENUE	1,202,250	1,096,680	1,069,161
GROSS PROFIT	363,854	339,442	353,519
OPERATING COSTS AND EXPENSES:
Research and development	86,496	79,434	79,808
Marketing, general and administrative	83,186	74,964	72,454
Restructuring gain from sale of machinery and equipment, net	0	0	(52,168)
Restructuring expense (income), net	0	(6,270)	19,662
Merger-contract termination fee, net	0	0	(313,501)
TOTAL OPERATING COSTS AND EXPENSES	169,682	148,128	(193,745)
OPERATING PROFIT	194,172	191,314	547,264
FINANCING INCOME, NET	56,738	50,834	30,531
OTHER INCOME (EXPENSE), NET	(10,527)	(24,721)	7,047
PROFIT BEFORE INCOME TAX	240,383	217,427	584,842
INCOME TAX EXPENSE, NET	(21,569)	(10,205)	(65,312)
NET PROFIT	218,814	207,222	519,530
Net loss (income) attributable to non-controlling interest	1,656	642	(1,036)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 220,470	$ 207,864	$ 518,494
BASIC EARNINGS PER SHARE:
Earnings per share	$ 1.97	$ 1.87	$ 4.7
Weighted average number of shares	111,981	111,153	110,289
DILUTED EARNINGS PER SHARE:
Earnings per share	$ 1.94	$ 1.85	$ 4.66
Net profit used for diluted earnings per share	$ 220,470	$ 207,864	$ 518,494
Weighted average number of shares used for diluted earnings per share	113,597	112,343	111,216